Commitments and Contingencies (Details) - Schedule of Contractual Obligations	Dec. 31, 2023 USD ($)
Schedule of Contractual Obligations [Abstract]
Total	$ 366,243
2024	104,641
2025	104,641
2026	104,641
2027	$ 52,320